SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Long-term investment and Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses on the equity securities without readily determinable fair value	$ 22,250	¥ 154,898	¥ 23,140	¥ 0
Impairment losses on equity method investment	3,279	22,830	0	0
Balances of held-to-maturity securities		15,200	0	0
Goodwill impairment	$ 890	¥ 6,191	¥ 0	¥ 0